EQUITY AND SHARE BASED PAYMENTS (Schedule of Information in Respect of Options and Restricted Shares Granted) (Details)	12 Months Ended
Dec. 31, 2018 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	9,697,266
Number of options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	33,840,569
Shares issued upon exercises and vesting	(6,524,865)
Cancelled upon net exercises, expiration and forfeitures	(17,618,438)
Outstanding	9,697,266
Exercisable	6,266,965
Number of options [Member] | Vest in 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vest	1,352,861
Number of options [Member] | Vest in 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vest	1,096,972
Number of options [Member] | Vest in 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vest	777,962
Number of options [Member] | Vest in 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vest	202,506
Number of RSAs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	5,112,078
Shares issued upon exercises and vesting	(2,409,314)
Cancelled upon net exercises, expiration and forfeitures	(1,493,243)
Outstanding	1,209,521
Exercisable	0
Number of RSAs [Member] | Vest in 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vest	516,869
Number of RSAs [Member] | Vest in 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vest	389,199
Number of RSAs [Member] | Vest in 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vest	254,937
Number of RSAs [Member] | Vest in 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vest	48,516